BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 0	$ 0
Prepaid	1,500	1,260
Total Assets	1,500	1,260
Current Liabilities:
Due to a related party	58,258	0
Due to a former related party	0	4,443
Accruals	5,391	5,391
Total Liabilities	63,649	9,834
Commitments and contingencies
Stockholders' Deficit:
Series A Preferred stock, $0.001 par value; 1,000,000 shares designated; 300,000 and 300,000 shares issued and outstanding, respectively	300	300
Common stock, $0.001 par value; 500,000,000 shares authorized, 100,521,335 and 100,521,335 shares issued and outstanding, respectively	100,521	100,521
Additional paid-in capital	202,113	197,670
Accumulated deficit	(365,083)	(307,065)
Total Stockholders’ Deficit	(62,149)	(8,574)
Total Liabilities and Stockholders' Deficit	$ 1,500	$ 1,260